PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Management Trust
CIK No. 0001605283

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Management Trust (the “Fund”) that the Prospectus and the Statement of Additional Information relating to Class A and Institutional Class shares of Invesco Conservative Income Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 13 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 13 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 19, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel